Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000243906 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Active Global Quality Income ETF
Class Name	First Trust Active Global Quality Income ETF
Trading Symbol	AGQI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Active Global Quality Income ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AGQI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AGQI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Global Quality Income ETF	$23	0.44%(1) (2)
(1)	Annualized.
(2)
This ratio reflects tax expense paid by the Fund and a payment received from insurance related to extraordinary legal fees paid by the Fund during the fiscal year ended November 30, 2024 and the fiscal period ended November 30, 2023. If the tax payment had not been made and the insurance payment had not been received, the ratio would have been 0.85%.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[1],[2]
Extraordinary Expenses Footnote [Text Block]	This ratio reflects tax expense paid by the Fund and a payment received from insurance related to extraordinary legal fees paid by the Fund during the fiscal year ended November 30, 2024 and the fiscal period ended November 30, 2023. If the tax payment had not been made and the insurance payment had not been received, the ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 55,241,347
Holdings Count | Holding	33
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$55,241,347
Total number of portfolio holdings	33
Portfolio turnover rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	5.0%
Microsoft Corp.	4.7%
BAE Systems PLC	4.5%
RELX PLC	4.4%
Nordea Bank Abp	4.0%
Coca-Cola (The) Co.	4.0%
Carlsberg A/S, Class B	3.8%
nVent Electric PLC	3.7%
Procter & Gamble (The) Co.	3.6%
Unilever PLC	3.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	5.0%
Microsoft Corp.	4.7%
BAE Systems PLC	4.5%
RELX PLC	4.4%
Nordea Bank Abp	4.0%
Coca-Cola (The) Co.	4.0%
Carlsberg A/S, Class B	3.8%
nVent Electric PLC	3.7%
Procter & Gamble (The) Co.	3.6%
Unilever PLC	3.6%

C000247844 [Member]
Shareholder Report [Line Items]
Fund Name	FT Energy Income Partners Enhanced Income ETF
Class Name	FT Energy Income Partners Enhanced Income ETF
Trading Symbol	EIPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Energy Income Partners Enhanced Income ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EIPI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EIPI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Energy Income Partners Enhanced Income ETF	$56	1.14%(1) (2)
(1)	Annualized.
(2)	Includes tax expense. If the tax expense was not included, the expense ratio would have been 1.10%.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%	[3],[4]
Net Assets	$ 902,506,252
Holdings Count | Holding	111
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$902,506,252
Total number of portfolio holdings	111
Portfolio turnover rate	64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Enterprise Products Partners, L.P.	7.7%
Energy Transfer, L.P.	6.7%
MPLX, L.P.	4.6%
ONEOK, Inc.	4.5%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.4%
Kinder Morgan, Inc.	3.9%
Williams (The) Cos., Inc.	3.8%
TotalEnergies SE, ADR	3.4%
Shell PLC, ADR	3.0%
Exxon Mobil Corp.	2.7%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Enterprise Products Partners, L.P.	7.7%
Energy Transfer, L.P.	6.7%
MPLX, L.P.	4.6%
ONEOK, Inc.	4.5%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.4%
Kinder Morgan, Inc.	3.9%
Williams (The) Cos., Inc.	3.8%
TotalEnergies SE, ADR	3.4%
Shell PLC, ADR	3.0%
Exxon Mobil Corp.	2.7%

[1]	Annualized.
[2]	This ratio reflects tax expense paid by the Fund and a payment received from insurance related to extraordinary legal fees paid by the Fund during the fiscal year ended November 30, 2024 and the fiscal period ended November 30, 2023. If the tax payment had not been made and the insurance payment had not been received, the ratio would have been 0.85%.
[3]	Annualized.
[4]	Includes tax expense. If the tax expense was not included, the expense ratio would have been 1.10%.